Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated May 20, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco International Small Company Fund
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary and Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective September 30, 2021, Jason Holzer will retire as Portfolio Manager of the Funds, and all references to Mr. Holzer in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed effective on this date.
AFG-AIMF-SUMSTATSAI-SUP